Summary of Redeemable Class A Units (Detail) - Redeemable Class A Units	Dec. 31, 2017 shares
Temporary Equity [Line Items]
Former Class A Units	73,590
Redeemable Units Exercisable on July 30, 2014
Temporary Equity [Line Items]
Former Class A Units	48,590
Redeemable Units Exercisable on December 24, 2015
Temporary Equity [Line Items]
Former Class A Units	25,000